Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory	[1]	$ 2,597
Non-current intangible assets	[1]		$ 1,000
USDT [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		684
Non-current intangible assets			25
BTC [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		546
Non-current intangible assets			233
ETH [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		503
Non-current intangible assets			177
USDC [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		463
Non-current intangible assets			543
LTC [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		109
Non-current intangible assets			14
ZEC [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		51
Non-current intangible assets			8
UNI [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		44
Non-current intangible assets
AAVE [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		31
Non-current intangible assets
COMP [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		31
Non-current intangible assets
CRV [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		29
Non-current intangible assets
MATIC [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		28
Non-current intangible assets
Other [Member]
Digital Assets (Details) - Schedule of digital asset inventory and non-current intangible assets [Line Items]
Inventory		$ 78
Non-current intangible assets

[1]	All digital assets are classified as Level 2 in the fair value hierarchy.